Fair Values of Assets and Liabilities - Estimated Fair Values of Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Assets
Cash and due from banks	$ 62,580	$ 22,405	$ 21,453	$ 19,505
Loans	290,393	292,082
Financial Liabilities
Time deposits	30,694	42,894
Long-term debt	41,297	40,167
Carrying Amount [Member]
Financial Assets
Cash and due from banks	62,580	22,405
Federal funds sold and securities purchased under resale agreements	377	1,036
Loans held for sale	237	45
Loans	290,393	292,082
Other	1,772	1,923
Financial Liabilities
Time deposits	30,694	42,894
Short-term borrowings	10,009	22,095
Long-term debt	41,297	40,167
Other	4,052	3,678
Fair Value [Member]
Financial Assets
Cash and due from banks	62,580	22,405
Federal funds sold and securities purchased under resale agreements	377	1,036
Loans held for sale	237	43
Loans	300,419	297,241
Other	1,772	1,923
Financial Liabilities
Time deposits	30,864	42,831
Short-term borrowings	9,956	21,961
Long-term debt	42,485	41,077
Other	4,052	3,678
Fair Value [Member] | Level 1 [Member]
Financial Assets
Cash and due from banks	62,580	22,405
Fair Value [Member] | Level 2 [Member]
Financial Assets
Federal funds sold and securities purchased under resale agreements	377	1,036
Other	731	929
Financial Liabilities
Time deposits	30,864	42,831
Short-term borrowings	9,956	21,961
Long-term debt	42,485	41,077
Other	1,234	1,342
Fair Value [Member] | Level 3 [Member]
Financial Assets
Loans held for sale	237	43
Loans	300,419	297,241
Other	1,041	994
Financial Liabilities
Other	$ 2,818	$ 2,336